Joint Ventures (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Joint Ventures Explanatory [Abstract]
Disclosure of detailed information about investments in joint ventures [Text Block]
9.3	Investment in joint ventures accounted for under the equity method of accounting

					Dividends received for the period ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
					ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	Production and distribution of soluble fertilizers.	Huangjing Road, Dawan Town, Qingbaijiang District, Chengdu Municipality, Sichuan Province	China	50%	-	-	-
Coromandel SQM India	Production and distribution of potassium nitrate.	1-2-10, Sardar Patel Road, Secunderabad – 500003 Andhra Pradesh	India	50%	-	-	-
SQM Vitas Fzco.	Production and commercialization of specialty plant, animal nutrition and industrial hygiene.	Jebel ALI Free Zone P.O. Box 18222, Dubai	United Arab Emirates	50%	-	10,598	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	Production and distribution of nutrient plant solutions with specialties NPK soluble.	Longquan Town, Jimo City, Qingdao Municipality, Shangdong Province	China	50%	2,223	-	-
SQM Vitas Holland	Without information production of specialized fertilizers and other products for distribution in Italy and other countries.	Herikerbergweg 238, 1101 CM Amsterdam Zuidoost	Holland	50%	-	-	-
Pavoni & C. Spa	products for distribution in Italy and other countries.	Corso Italia 172, 95129 Catania (CT), Sicilia	Italy	50%	-	-	-
Covalent Lithium Pty Ltd.	Development and operation of the Mt Holland Lithium project, which will include the construction of a lithium extraction and refining mine	L18, 109 St Georges Tce Perth WA 6000 |PO Box Z5200 St Georges Tce Perth WA 6831	Australia	50%	-	-	-
Total					2,223	10,598	-

The companies described in the following table are related to the following joint ventures:

(1)	SQM Vitas Fzco.
(2)	Pavoni & C. Spa.

					Dividends received for the period ending
Joint venture	Description of the nature of the relationship	Domicile	Country of incorporation	Share of interest in ownership (*)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
					ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene.	Via Cndeias, Km. 01 Sem Numero, Lote 4, Bairro Cia Norte, Candeias, Bahia.	Brazil	49.99%	-	-	-
SQM Vitas Perú S.A.C. (1)	Production and trading of specialty vegetable and animal nutrition and industrial hygiene	Av. Juan de Arona 187, Torre B, Oficina 301-II, San Isidro, Lima	Peru	50%	-	-	-
Arpa Speciali S.R.L. (2)	Production of specialty fertilizers and others for distribution in Italy and other countries.	Mantova (MN) Via Cremona 27 Int. 25	Italy	50.48%	-	-	-
Total					-	-	-

(*) The percentages presented correspond to the ownership used in the consolidation of the company.

Disclosure of reconciliation of summarised financial information of joint venture accounted for using equity method to carrying amount of interest in joint venture [text block]
	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2020 (****)	As of December 31, 2019 (****)	As of December 31, 2018 (****)	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Coromandel SQM India (*)	-	1,568	1,729	-	(98)	174
SQM Vitas Fzco.	9,720	9,111	20,202	2,010	1,797	1,781
SQM Qingdao Star Corp Nutrition Co. Ltd. (*)	-	3,464	3,168	83	296	188
SQM Vitas B.V.	-	1,304	1,345	-	(15)	(14)
Minera Exar S.A. (1)	-	-	-	-	-	(206)
Pavoni & C. Spa	7,222	6,864	7,084	9	36	(39)
Covalent Lithium Pty Ltd. (**)	-	40	53	-	-	36
Sichuan SQM Migao Chemical Fertilizers Co Ltd. (***)	9,028	1,992	1,992	(280)	(632)	(650)
Total	25,970	24,343	35,573	1,822	1,384	1,270

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Coromandel SQM India (*)	-	(38)	(159)	-	(136)	15
SQM Vitas Fzco.	(1,469)	437	(903)	541	2,234	878
SQM Qingdao Star Corp Nutrition Co. Ltd. (*)	-	-	-	83	296	188
SQM Vitas B.V.	-	(27)	(70)	-	(42)	(84)
Minera Exar S.A. (1)	-	-	-	-	-	(206)
Pavoni & C. Spa	349	(255)	70	358	(219)	31
Covalent Lithium Pty Ltd. (**)	16	(13)	-	16	(13)	36
Sichuan SQM Migao Chemical Fertilizers Co Ltd. (***)	-	-	-	(280)	(632)	(650)
Total	(1,104)	104	(1,062)	718	1,488	208

(*) As of December 31, 2020, these investments were no longer part of the group, see note 9.2 (a).

(**) As of December 31, 2020, this joint venture has a negative value of ThUS$ (92), which is presented in Other non-current provisions.

(***) See subsequent events in Notes 9.2 and 29.2.

(****) These investments include adjustments for unrealized gains.

The amounts described in the following box represent numbers used in the consolidation of the company:

	Equity-accounted investees			Share in profit (loss) of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	3,511	5,347	5,915	1,018	564	1,439
SQM Vitas Perú S.A.C. (1)	1,659	1,955	2,671	660	211	(275)
Arpa Speciali S.R.L. (2) (*)	-	92	62	-	31	(44)
Total	5,170	7,394	8,648	1,678	806	1,120

	Share on other comprehensive income of associates and joint ventures accounted for using the equity method, net of tax			Share on total other comprehensive income of associates and joint ventures accounted for using the equity method
Joint Venture	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018	As of December 31, 2020	As of December 31, 2019	As of December 31, 2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM Vitas Brasil Agroindustria (1)	(1,469)	(225)	(792)	(451)	339	647
SQM Vitas Perú S.A.C. (1)	-	661	(112)	660	872	(387)
Arpa Speciali S.R.L. (2) (*)	-	(1)	-	-	30	(44)
Total	(1,469)	435	(904)	209	1,241	216

The following companies are subsidiaries of:

(1)	SQM Vitas Fzco.
(2)	Pavoni & C. Spa

Disclosure of assets,liabilities,revenue and expenses from joint venure explanatory [Text Block]
	As of December 31, 2020				For the period ended December 31, 2020
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	29,507	4,412	14,156	-	9	(562)	-	(562)
Coromandel SQM India	-	-	-	-	-	-	-	-
SQM Vitas Fzco.	(496)	20,431	496	-	-	4,019	-	4,019
SQM Qingdao Star Corp Nutrition Co. Ltd.	-	-	-	-	-	-	-	-
SQM Vitas Brasil Agroindustria	40,064	5,527	33,410	-	78,960	2,036	(2,938)	(902)
SQM Vitas Perú S.A.C.	34,548	7,928	33,145	1,080	37,591	1,319	-	1,319
Pavoni & C. Spa	10,645	7,493	9,270	836	15,958	16	698	714
Covalent Lithium Pty Ltd.	1,418	2,131	2,823	910	-	(232)	33	(199)
Total	115,686	47,922	93,300	2,826	132,518	6,596	(2,207)	4,389

	As of December 31, 2019				For the period ended December 31, 2019
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,668	5,129	13,472	-	7	(1,262)	-	(1,262)
Coromandel SQM India	4,504	633	1,704	-	8,197	(197)	(77)	(274)
SQM Vitas Fzco.	9,695	1	1,136	-	36	3,595	(876)	2,719
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,534	26	632	-	12,003	592	-	592
SQM Vitas B.V.	2,609	-	2	-	-	(30)	(53)	(83)
SQM Vitas Brasil Agroindustria	46,118	7,299	40,334	-	87,901	1,128	(451)	677
SQM Vitas Perú S.A.C.	29,452	8,378	24,855	6,044	28,590	421	1,322	1,743
Pavoni & C. Spa	9,444	7,074	8,466	735	14,296	71	(510)	(439)
Covalent Lithium Pty Ltd.	1,616	958	2,111	383	-	-	(25)	(25)
Total	139,640	29,498	92,712	7,162	151,030	4,318	(670)	3,648

	As of December 31, 2018				For the period ended December 31, 2018
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,577	5,913	12,902	-	16	(1,301)	-	(1,301)
Coromandel SQM India	5,905	852	3,050	-	11,605	348	(318)	30
SQM Vitas Fzco.	30,430	17,592	2,678	-	16,583	3,561	(1,806)	1,755
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,754	114	1,533	-	13,004	377	-	377
SQM Vitas B.V.	2,692	-	1	-	-	(28)	(139)	(167)
SQM Vitas Brasil Agroindustria	36,648	7,566	31,808	-	82,625	2,879	(1,585)	1,294
SQM Vitas Perú S.A.C.	22,365	7,785	18,996	5,966	28,619	(550)	(223)	(773)
Pavoni & C. Spa	10,062	6,490	8,098	698	15,461	(79)	140	61
Covalent Lithium Pty Ltd.	239	100	233	-	-	106	-	106
Total	144,672	46,412	79,299	6,664	167,913	5,313	(3,931)	1,382

	As of December 31, 2019				For the period ended December 31, 2019
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,668	5,129	13,472	-	7	(1,262)	-	(1,262)
Coromandel SQM India	4,504	633	1,704	-	8,197	(197)	(77)	(274)
SQM Vitas Fzco.	9,695	1	1,136	-	36	3,595	(876)	2,719
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,534	26	632	-	12,003	592	-	592
SQM Vitas B.V.	2,609	-	2	-	-	(30)	(53)	(83)
SQM Vitas Brasil Agroindustria	46,118	7,299	40,334	-	87,901	1,128	(451)	677
SQM Vitas Perú S.A.C.	29,452	8,378	24,855	6,044	28,590	421	1,322	1,743
Pavoni & C. Spa	9,444	7,074	8,466	735	14,296	71	(510)	(439)
Covalent Lithium Pty Ltd.	1,616	958	2,111	383	-	-	(25)	(25)
Total	139,640	29,498	92,712	7,162	151,030	4,318	(670)	3,648

	As of December 31, 2018				For the period ended December 31, 2018
	Assets		Liabilities			Gain (loss) from continuing	Other comprehensive	Comprehensive
Joint Venture	Current	Non-current	Current	Non-current	Revenue	operations	income	income
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	28,577	5,913	12,902	-	16	(1,301)	-	(1,301)
Coromandel SQM India	5,905	852	3,050	-	11,605	348	(318)	30
SQM Vitas Fzco.	30,430	17,592	2,678	-	16,583	3,561	(1,806)	1,755
SQM Qingdao Star Corp Nutrition Co. Ltd.	7,754	114	1,533	-	13,004	377	-	377
SQM Vitas B.V.	2,692	-	1	-	-	(28)	(139)	(167)
SQM Vitas Brasil Agroindustria	36,648	7,566	31,808	-	82,625	2,879	(1,585)	1,294
SQM Vitas Perú S.A.C.	22,365	7,785	18,996	5,966	28,619	(550)	(223)	(773)
Pavoni & C. Spa	10,062	6,490	8,098	698	15,461	(79)	140	61
Covalent Lithium Pty Ltd.	239	100	233	-	-	106	-	106
Total	144,672	46,412	79,299	6,664	167,913	5,313	(3,931)	1,382

Disclosure of detailed information about other joint venture information explanatory [Text Block]
9.5	Other Joint Venture disclosures

	Cash and cash equivalents		Other current financial liabilities		Other non-current financial liabilities
Joint Venture	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	30	33	-	-	-	-
Coromandel SQM India	-	2,240	-	-	-	-
SQM Vitas Fzco.	4,251	3,071	-	-	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	-	4,640	-	-	-	-
SQM Vitas B.V.	-	2,609	-	-	-	-
SQM Vitas Brasil Agroindustria	4,065	2,101	6,820	9,106	-	-
SQM Vitas Perú S.A.C.	1,043	225	227	258	691	895
Pavoni & C. Spa	767	314	5,573	5,509	-	-
Covalent Lithium Pty Ltd.	653	693	953	472	-	-
Total	10,809	15,926	13,573	15,345	691	895

	Depreciation and amortization expense for the period ending		Interest expense for the period ending		Income tax benefit (expense) for the period ending
Joint Venture	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019	As of December 31, 2020	As of December 31, 2019
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Sichuan SQM Migao Chemical Fertilizers Co Ltd.	(394)	(743)	-	-	244	153
Coromandel SQM India	-	(291)	-	(4)	-	(27)
SQM Vitas Fzco.	(1)	-	(2)	(7)	-	-
SQM Qingdao Star Corp Nutrition Co. Ltd.	-	(62)	-	-	-	(241)
SQM Vitas B.V.	-	-	-	(1)	-	-
SQM Vitas Brasil Agroindustria	(355)	(33)	(656)	(1,176)	(34)	181
SQM Vitas Perú S.A.C.	(257)	(287)	(326)	(435)	(197)	(316)
Pavoni & C. Spa	(263)	(149)	(410)	-	(120)	(214)
Covalent Lithium Pty Ltd.	(213)	(126)	(18)	(32)	714	-
Total	(1,483)	(1,691)	(1,412)	(1,655)	607	(464)